Consolidated balance sheets - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	€ 248,584,000	€ 256,378,000
Restricted cash	342,000	0
Accounts receivable, net of allowance for credit losses of €418 and €658, respectively	25,679,000	23,707,000
Accounts receivable, related party	24,432,000	16,506,000
Short-term investments	45,000,000	0
Tax receivable	498,000	3,527,000
Prepaid expenses and other current assets	8,669,000	10,273,000
Total Current Assets	353,204,000	310,391,000
Property and equipment, net	13,075,000	15,905,000
Operating lease right-of-use assets	45,028,000	48,323,000
Deferred income taxes	0	26,000
Investments & other assets	8,409,000	3,250,000
Intangible assets, net	89,949,000	170,085,000
Goodwill	181,927,000	286,539,000
TOTAL ASSETS	691,592,000	834,519,000
Current liabilities:
Accounts payable	19,941,000	14,053,000
Income taxes payable	12,325,000	4,358,000
Deferred revenue	1,689,000	2,174,000
Payroll liabilities	2,454,000	3,289,000
Accrued expenses and other current liabilities	8,675,000	16,323,000
Operating lease liability	4,538,000	2,269,000
Total Current Liabilities	49,622,000	42,466,000
Operating lease liability	40,729,000	45,267,000
Deferred income taxes	30,050,000	49,810,000
Other long-term liabilities	9,455,000	3,192,000
Commitments and contingencies (Note 13)
Stockholders' equity:
Treasury stock at cost - Class A shares, 20,000,000 and nil shares, respectively	(19,960,000)	0
Reserves	863,987,000	835,839,000
Contribution from Parent	122,307,000	122,307,000
Accumulated other comprehensive income	54,000	36,000
Accumulated deficit	(554,596,000)	(427,378,000)
Total stockholders' equity	561,736,000	693,784,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	691,592,000	834,519,000
Class A common stock
Stockholders' equity:
Common stock	7,458,000	5,802,000
Class B common stock
Stockholders' equity:
Common stock	€ 142,486,000	€ 157,178,000